COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 8: COMMITMENTS AND CONTINGENCIES

The Company’s principal executive offices are located at 5210 E. Williams Circle, Fifth Floor, Tucson, Arizona 85711, consisting of approximately 6,003 square feet as of January 24, 2014. The Company’s office is leased for an aggregate amount of $12,927 per month. The Company’s total rent expense was approximately $38,388 and $30,165 under office leases for the years ended December 31, 2013 and 2012, respectively.

On August 7, 2013, the Company entered into agreements with the following executive officers:

Nathaniel Bradley. Pursuant to an Executive Employment Agreement, Nathaniel Bradley was employed as the Company’s Chief Executive Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $200,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Bradley is also entitled to equity awards under the Company’s incentive compensation plans. In connection with entry into the Executive Employment Agreement, the Company and Mr. Bradley terminated the existing employment agreement, dated April 1, 2010, between the Company and Mr. Bradley effective as of August 7, 2013.

Sean Bradley. Pursuant to an Executive Employment Agreement, Sean Bradley was employed as the Company’s Chief Technology Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $195,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Bradley is also entitled to equity awards under the Comoany’s incentive compensation plans. In connection with entry into the Executive Employment Agreement, the Company and Mr. Bradley terminated the existing employment agreement, dated April 1, 2010, between the Company and Mr. Bradley effective as of August 7, 2013.

James Crawford. Pursuant to an Executive Employment Agreement, James Crawford was employed as the Company’s Chief Operating Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $185,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Crawford is also entitled to equity awards under the Comoany’s incentive compensation plans.

Edward O’Donnell. Pursuant to an Executive Employment Agreement, Mr. O’Donnell was employed as the Company’s Chief Financial Officer.  The term of the Executive Employment Agreement is two years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $165,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. O’Donnell is also entitled to equity awards under the Company’s incentive compensation plan.

Constantine Potamianos. Pursuant to an Executive Employment Agreement, Constantine Potamianos was employed as the Company’s Chief Legal Officer and General Counsel.  The term of the Executive Employment Agreement is two years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $150,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Potamianos is also entitled to equity awards under the Company’s incentive compensation plan.